Convertible notes - Summary of convertible notes (Detail) - USD ($)	Dec. 31, 2021	Dec. 31, 2020
Convertible notes A [member]
Convertible notes payable [line items]
Convertible notes payable	$ 29,106,482
Convertible Notes B [member]
Convertible notes payable [line items]
Convertible notes payable	45,500,000
Convertible Notes [Member]
Convertible notes payable [line items]
Convertible notes payable	$ 74,606,482